Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: N Prospectus dated November 29, 2004

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

I.DESIN-PRO-05-01 February 22, 2005
1.794641.103

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: O Prospectus dated November 29, 2004

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section beginning on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

I.DESIO-PRO-05-01 February 22, 2005
1.794642.103

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: N Prospectus dated November 29, 2004

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

I.DESIIN-PRO-05-01 February 22, 2005
1.794640.103

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: O Prospectus dated November 29, 2004

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section beginning on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

I.DESIIO-PRO-05-01 February 22, 2005
1.794639.103